Statements of Changes In Shareholders' Equity (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Cash dividends declared, per share	$ 0.28
Parent Company
Condensed Financial Statements, Captions [Line Items]
Cash dividends declared, per share		$ 0.28